Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Statement [line items]
Movements of goodwill and intangible assets
	Goodwill	Intangible assets other than goodwill

(USD millions)	Total	In-process research and development	Alcon brand name	Technologies	Currently marketed products	Marketing know-how	Other intangible assets	Total

Cost
January 1, 2018	32 179	6 462	2 980	6 638	34 105	5 960	1 852	57 997

Cost of assets related to disposal group held for sale [1]		– 9		– 276	– 1 116		– 2	– 1 403

Impact of business combinations	4 084	10 224			2 531		1	12 756

Reclassifications [2]		– 697			479		218

Additions [3]		477		2	728		385	1 592

Disposals and derecognitions [4]		– 214		– 70	– 928		– 183	– 1 395

Impairment charge [5]	– 183

Currency translation effects	– 380	– 76		– 41	– 387		– 18	– 522

December 31, 2018	35 700	16 167	2 980	6 253	35 412	5 960	2 253	69 025

Accumulated amortization
January 1, 2018	– 429	– 1 170		– 4 268	– 19 631	– 1 668	– 1 263	– 28 000

Accumulated amortization / impairments on assets related to disposal group held for sale [1]		2		107	816			925

Amortization charge [5]				– 570	– 2 521	– 238	– 310	– 3 639

Accumulated impairments on disposals and derecognitions[4]		209			791		257	1 257

Impairment charge [5]		– 167		– 53	– 825		– 4	– 1 049

Currency translation effects	23	6		26	152		16	200

December 31, 2018	– 406	– 1 120		– 4 758	– 21 218	– 1 906	– 1 304	– 30 306

Net book value at December 31, 2018	35 294	15 047	2 980	1 495	14 194	4 054	949	38 719

[1] Note 2 provides additional disclosures related to assets of disposal group held for sale.
[2] Reclassifications between various asset categories as a result of product launches of acquired In-Process Research & Development and completion of software development
[3] No addition in the disposal group held for sale for the period from January 1, 2018, to the date of reclassification to assets held for sale.
[4] Derecognitions of assets that are no longer used or being developed and are not considered to have a significant disposal value or other alternative use
[5] Amortization related to the disposal group held for sale for the period from January 1, 2018, to the date of reclassification to assets held for sale was USD 45 million

Impairment charges related to the disposal group held for sale for the write-down of the allocated goodwill were USD 183 million and for the currently marketed products were

USD 37 million (thereof USD 9 million recognized for the period from January 1, 2018, to the date of reclassification to assets held for sale)

The following table summarizes the movements of goodwill and intangible assets in 2017:
	Goodwill	Intangible assets other than goodwill

(USD millions)	Total	In-process research and development	Alcon brand name	Technologies	Currently marketed products	Marketing know-how	Other intangible assets	Total

Cost
January 1, 2017	31 381	5 150	2 980	6 548	33 007	5 960	1 492	55 137

Impact of business combinations	94	1 223						1 223

Reclassifications [1]		– 389			175		214

Additions		697		5	282		162	1 146

Disposals and derecognitions [2]		– 353		– 1	– 328		– 64	– 746

Currency translation effects	704	134		86	969		48	1 237

December 31, 2017	32 179	6 462	2 980	6 638	34 105	5 960	1 852	57 997

Accumulated amortization
January 1, 2017	– 401	– 886		– 3 637	– 16 863	– 1 430	– 981	– 23 797

Reclassifications [1]		6			– 6

Amortization charge				– 577	– 2 571	– 238	– 304	– 3 690

Accumulated impairments on disposals and derecognitions[2]		352			317		61	730

Impairment charge		– 615			– 92		– 2	– 709

Currency translation effects	– 28	– 27		– 54	– 416		– 37	– 534

December 31, 2017	– 429	– 1 170		– 4 268	– 19 631	– 1 668	– 1 263	– 28 000

Net book value at December 31, 2017	31 750	5 292	2 980	2 370	14 474	4 292	589	29 997

[1] Reclassifications between various asset categories as a result of product launches of acquired In-Process Research & Development and completion of software development
[2] Derecognitions of assets that are no longer used or being developed and are not considered to have a significant disposal value or other alternative use

Allocation of net book values of goodwill and intangible assets by reporting segment
	Goodwill	Intangible assets other than goodwill

(USD millions)	Total	In-process research and development	Alcon brand name	Technologies	Currently marketed products	Marketing know-how	Other intangible assets	Total

Innovative Medicines	18 551	14 377		6	11 228		431	26 042

Sandoz (excluding assets of disposal group held for sale)	7 837	419		304	1 115		37	1 875

Alcon	8 899	246	2 980	1 185	1 851	4 054	363	10 679

Corporate	7	5					118	123

Net book value at December 31, 2018	35 294	15 047	2 980	1 495	14 194	4 054	949	38 719

The following table summarizes the allocation of the net book values of goodwill and intangible assets by reporting segment at December 31, 2017: [1]
	Goodwill	Intangible assets other than goodwill

(USD millions)	Total	In-process research and development	Alcon brand name	Technologies	Currently marketed products	Marketing know-how	Other intangible assets	Total

Innovative Medicines	14 637	4 368		9	10 786		354	15 517

Sandoz	8 210	625		539	1 589		30	2 783

Alcon	8 895	291	2 980	1 822	2 099	4 292	194	11 678

Corporate	8	8					11	19

Net book value at December 31, 2017	31 750	5 292	2 980	2 370	14 474	4 292	589	29 997

[1] Restated to reflect the product transfers between the Innovative Medicines and the Alcon Division that was effective January 1, 2018, and the Alcon brand name reclassification from Corporate to the Alcon Division. These restatements had no impact on Sandoz or the total Group. See Note 3.

Assumptions used in the calculation of valuation
(As a percentage)	Innovative Medicines	Sandoz	Alcon

Terminal growth rate	1.5	2.0	3.0

Discount rate (post-tax)	7.5	7.5	7.5

Intangible asset impairment charges
(USD millions)	2018	2017

Innovative Medicines [1]	– 592	– 591

Sandoz [2]	– 249	– 61

Alcon [3]	– 391	– 57

Total	– 1 232	– 709

[1] 2018 includes an impairment of USD 400 million related to a partial write-down of the Votrient currently marketed product; 2017 includes an impairment of USD 465 million related to the write-down of the Serelaxin IPR&D

[2] 2018 includes impairments of USD 220 million related to the write-down of the allocated goodwill (USD 183 million) and the currently marketed products (USD 37 million) related to the pending divestment of the Sandoz US dermatology business and generic US oral solids portfolio. (see Note 2)

[3] 2018 includes an impairment of USD 337 million related to the write-down of the CyPass currently marketed product, which was acquired with the Alcon Division 2016 acquisition of Transcend Medical, Inc. (see Note 2)